Cover	Feb. 15, 2022	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity File Number	001-34822
Entity Registrant Name	CLEARPOINT NEURO, INC.
Entity Central Index Key	0001285550
Entity Tax Identification Number	58-2394628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 S. Sierra Ave.
Entity Address, Address Line Two	Suite 100	,
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(888)
Local Phone Number	287-9109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CLPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false